Intangible Assets/Liabilities Other Than Goodwill - Additional Details (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2017	Dec. 31, 2018
Intangible asset	$ 104,154		$ 138,937
Favorable lease terms
Acquisition cost		$ 10,398	1,150
Accumulated amortization		7,001
Gain / (loss) resulting from favorable lease terms written off		$ (3,397)
Navios Logistics | Trade name
Amortization of intangible assets	$ 10,420
Navios Containers | Favorable lease terms
Intangible asset			$ 31,342